Statements of Operations - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
OTHER INCOME (EXPENSES)
NET LOSS			$ (6,771)	$ (81,281)
Ci2i Services, Inc [Member]
REVENUE, NET	$ 500	$ 133,273	218,387	1,009,997
OPERATING EXPENSES
Salaries and benefits		27,126	27,191	471,351
Consulting	5,000	78,282	86,959	380,194
Rent expense	15,713	33,503	55,726	52,384
Professional fees	14,250	9,825	19,071	28,399
General and administrative expense	9,027	19,309	38,151	104,612
Depreciation		2,418	2,418	1,613
Total Expenses	43,990	170,463	229,516	1,038,553
NET LOSS BEFORE OTHER INCOME (EXPENSES)	(43,490)	(37,190)	(11,129)	(28,556)
OTHER INCOME (EXPENSES)
Gain on sale of fixed assets		5,945	5,945
Rental income	11,685	18,000	49,160	36,000
Interest expense	(22,769)	(18,435)	(50,747)	(88,725)
Total Other Income (Expense)	(11,084)	5,510	4,358	(52,725)
NET LOSS BEFORE PROVISION FOR INCOME TAXES	(54,574)	(31,680)	(6,771)	(81,281)
Provision for income taxes
NET LOSS	(54,574)	(31,680)	(6,771)	(81,281)
Omnim2m, Inc [Member]
REVENUE, NET	11,742	37,406	52,013	16,123
OPERATING EXPENSES
Salaries and benefits	185	49,651	50,563	453,557
Consulting		6,600	6,825	81,292
Research and development	525	89,097	66,570	193,098
Rent expense		18,000	18,000	36,000
Professional fees	26,800	19,704	27,934	25,629
General and administrative expense	555	22,993	62,783	105,618
Depreciation	1,407	3,362	6,723	9,176
Total Expenses	29,472	209,407	239,398	904,370
NET LOSS BEFORE OTHER INCOME (EXPENSES)	(17,730)	(172,001)	(187,385)	(888,247)
OTHER INCOME (EXPENSES)
Interest expense	(17,299)	(20,904)	(28,632)	(27,709)
Total Other Income (Expense)	(17,299)	(20,904)
NET LOSS BEFORE PROVISION FOR INCOME TAXES	(35,209)	(192,905)	(216,017)	(915,956)
Provision for income taxes
NET LOSS	$ (35,029)	$ (192,905)	$ (216,017)	$ (915,956)